Accounts and notes payable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts and notes payable
Accounts payable	¥ 2,718,941	¥ 2,546,105
Notes payable		7,291
Total accounts and notes payable	2,718,941	2,553,396
Restricted cash held in designated bank accounts, provided as security for notes payable	0	1,318
Supplier finance program	439,852	342,647	¥ 221,523
Amount of assets pledged to secure outstanding payments	¥ 0	¥ 55,692
Minimum
Accounts and notes payable
Term of the notes payable (in months)	3 months
Majority of suppliers, term	60 days
Maximum
Accounts and notes payable
Term of the notes payable (in months)	9 months
Majority of suppliers, term	180 days